Schedule of restructuring expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	$ 1,451	$ 412	$ 1,392
Corporate restructuring litigation provision [Member]
IfrsStatementLineItems [Line Items]
Total	537	596
Fiscal Refunds Provision [Member]
IfrsStatementLineItems [Line Items]
Total	772	154	1,389
Loss (Gain) on effectuation of DOCA [Member]
IfrsStatementLineItems [Line Items]
Total	(575)	(514)
Remediation Provision [Member]
IfrsStatementLineItems [Line Items]
Total
Acquisition Related Costs Other [Member]
IfrsStatementLineItems [Line Items]
Total	$ 717	$ 176	$ 3